Fair Value (Details) - Schedule of estimated fair values - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 3 [Member] | Warrants liabilities [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	$ 28	$ 1,091
Estimated Fair Value	28	1,091
Level 3 [Member] | Notes Receivable From Affiliate [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	15,000	15,000
Estimated Fair Value	15,000	15,000
Level 2 [Member] | Long-term Debt [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	1,673	2,136
Estimated Fair Value	1,624	2,078
Line of Credit [Member] | Level 3 [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	1,158	787
Estimated Fair Value	1,114	754
Line of Credit [Member] | Level 2 [Member]
Fair Value (Details) - Schedule of estimated fair values [Line Items]
Carrying Value	4,898	5,395
Estimated Fair Value	$ 4,898	$ 5,395